Schedule of Investments - September 30, 2023
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United States	55.78%
United Kingdom	8.06%
France	7.25%
Netherlands	5.60%
Canada	5.32%
Sweden	4.58%
Germany	3.36%
Puerto Rico	2.40%
Japan	2.39%
Korea	1.89%
Italy	1.29%
Australia	0.96%
Short-term securities and other assets in excess of liabilities	1.12%
* Based on country of risk.

		Shares
COMMON STOCKS - 98.88%		Held		Value
COMMUNICATION SERVICES - 8.04%
Entertainment - 0.93%
Warner Bros. Discovery, Inc. (a)			27,950	$303,537

Interactive Media & Services - 2.21%
Alphabet, Inc. (a)			5,500	719,730

Media - 3.95%
Comcast Corp.			17,900	793,686
WPP PLC (v)			55,500	494,470
				1,288,156
Wireless Telecommunication Services - 0.95%
Vodafone Group PLC - ADR			32,772	310,679
TOTAL COMMUNICATION SERVICES				2,622,102

CONSUMER DISCRETIONARY - 6.61%
Automobile Components - 2.30%
Magna International, Inc.			14,011	751,130

Automobiles - 1.85%
General Motors Company			18,245	601,538

Hotels, Restaurants & Leisure - 2.46%
Accor SA (v)			23,800	800,499
TOTAL CONSUMER DISCRETIONARY				2,153,167

CONSUMER STAPLES - 1.43%
Household Products - 1.43%
Henkel AG & Company KGaA (v)			7,400	466,582
TOTAL CONSUMER STAPLES				466,582

ENERGY - 11.01%
Energy Equipment & Services - 1.29%
NOV, Inc.			20,169	421,532

Oil, Gas & Consumable Fuels - 9.72%
APA Corp.			15,400	632,940
Baytex Energy Corp.			41,500	183,018
Cenovus Energy, Inc.			15,500	322,724
Kosmos Energy Ltd. (a)			77,100	630,678
Marathon Oil Corp.			8,700	232,725
Shell PLC - ADR			10,700	688,866
Suncor Energy, Inc.			13,900	478,019
				3,168,970
TOTAL ENERGY				3,590,502

FINANCIALS - 28.98%
Banks - 15.24%
BNP Paribas SA (v)			6,656	423,230
Citigroup, Inc.			15,904	654,132
Citizens Financial Group, Inc.			13,400	359,120
ING Groep NV (v)			32,156	423,818
Lloyds Banking Group PLC (v)			1,128,800	606,614
Popular, Inc.			12,400	781,324
Societe Generale SA (v)			8,093	195,831
U.S. Bancorp			12,700	419,862
UniCredit SpA (v)			17,600	419,345
Wells Fargo & Company			16,730	683,588
				4,966,864
Capital Markets - 4.08%
The Bank of New York Mellon Corp.			7,300	311,345
Evercore, Inc.			2,900	399,852
The Goldman Sachs Group, Inc.			900	291,213
Rothschild & Company (v)			8,100	328,183
				1,330,593
Financial Services - 2.97%
Euronet Worldwide, Inc. (a)			4,200	333,396
Fidelity National Information Services, Inc.			11,500	635,605
				969,001
Insurance - 6.69%
American International Group, Inc.			17,869	1,082,861
The Hartford Financial Services Group, Inc.			4,500	319,095
Tokio Marine Holdings, Inc. (v)			33,700	780,280
				2,182,236
TOTAL FINANCIALS				9,448,694

HEALTH CARE - 10.81%
Health Care Equipment & Supplies - 4.43%
GE HealthCare Technologies, Inc.			7,178	488,391
Koninklijke Philips NV (a) (v)			15,299	305,250
Medtronic PLC			8,300	650,388
				1,444,029
Health Care Providers & Services - 6.38%
CVS Health Corp.			12,500	872,750
Elevance Health, Inc.			2,775	1,208,290
				2,081,040
TOTAL HEALTH CARE				3,525,069

INDUSTRIALS - 16.97%
Aerospace & Defense - 4.18%
Airbus SE (v)			3,400	455,085
Babcock International Group PLC (a) (v)			108,100	543,310
BAE Systems PLC (v)			16,759	203,654
Safran SA (v)			1,020	159,843
				1,361,892
Air Freight & Logistics - 3.48%
FedEx Corp.			2,520	667,599
International Distributions Services PLC (a) (v)			147,187	467,500
				1,135,099
Ground Transportation - 1.37%
U-Haul Holding Company			8,515	446,101

Industrial Conglomerates - 3.91%
General Electric Company			5,834	644,949
Siemens AG (v)			4,400	628,798
				1,273,747
Machinery - 1.82%
Cummins, Inc.			2,600	593,996

Passenger Airlines - 0.96%
Qantas Airways Ltd. (a) (v)			94,300	312,179

Professional Services - 1.25%
Randstad NV (v)			7,400	408,821
TOTAL INDUSTRIALS				5,531,835

INFORMATION TECHNOLOGY - 15.03%
Communications Equipment - 8.73%
F5, Inc. (a)			8,400	1,353,576
Telefonaktiebolaget LM Ericsson - ADR			307,372	1,493,828
				2,847,404
Semiconductors & Semiconductor Equipment - 1.05%
Micron Technology, Inc.			5,000	340,150

Software - 3.36%
Microsoft Corp.			2,313	730,330
Workday, Inc. (a)			1,700	365,245
				1,095,575
Technology Hardware, Storage & Peripherals - 1.89%
Samsung Electronics Company Ltd. (v)			12,200	616,760
TOTAL INFORMATION TECHNOLOGY				4,899,889

Total common stocks (Cost $29,241,216)				32,237,840

Total long-term investments (Cost $29,241,216)				32,237,840
		Principal
SHORT-TERM INVESTMENTS - 0.68%		Amount
Time Deposits - 0.68%
Citigroup, Inc., 4.68%, 10/02/2023*			$222,676	222,676
Skandinaviska Enskilda Banken, 2.81%, 10/02/2023*		EUR	7	7
Total short-term investments (Cost $222,683)				222,683

Total investments - 99.56% (Cost $29,463,899)				32,460,523

Other assets in excess of liabilities - 0.44%				144,014

Net assets - 100.00%				$32,604,537

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $9,040,052, which represented 27.73% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market
Common Stocks	$23,197,788
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	494,470
Consumer Discretionary	800,499
Consumer Staples	466,582
Financials	3,177,301
Health Care	305,250
Industrials	3,179,190
Information Technology	616,760
Time Deposits	222,683
Level 3 --- Significant unobservable inputs	-

Total Investments	$32,460,523